INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Amortization of intangibles	$ 104,043	$ 104,043
Expected amortization expense
2023	104,000
2024	104,000
2025	104,000
2026	104,000
Thereafter	$ 288,000